NOTE 2 - RESTATEMENT OF FINANCIAL STATEMENTS	9 Months Ended
Jul. 31, 2017
Accounting Changes and Error Corrections [Abstract]
NOTE 2 - RESTATEMENT OF FINANCIAL STATEMENTS

NOTE 2 – RESTATEMENT OF FINANCIAL STATEMENTS

The Company has restated its un-audited financial statement for the period ended July 31, 2017 to account for a correction to convertible notes previously issued and outstanding but underreported in the previously filed financial statements. The table below highlights the material changes to the financial statements:

Balance Sheet as of July 31, 2017 –

	Balance Per Adjusted Statements	Adjustments		Balance Previously Reported

Total Assets	$96,865		-	$96,865
Convertible Notes Payable	$336,419	$20,347	(1)	$316,072
Accrued Interest	$71,587	$(156)	(2)	$71,743
Derivative Liability	$1,499,146	$54,476	(3)	$1,444,670
Total Liabilities	$2,719,557	$74,667		$2,644,890
Accumulated Deficit	$(20,202,376)	$(74,667)	(6)	$(20,127,709)

For the three months ended July 31, 2017 –

	Balance Per Audited Statements	Adjustments		Balance Previously Reported
Change Fair Value of Derivative Liability	$(894,165)	$(38,476)	(4)	$(855,689)
Interest Expense	$(232,346)	$(36,191)	(5)	$(196,155)
Net Loss	$(4,822,960)	$(74,667)		$(4,748,293)

For the nine months ended July 31, 2017 –

	Balance Per Audited Statements	Adjustments		Balance Previously Reported

Change Fair Value of Derivative Liability	$(1,145,093)	$(38,476)	(4)	$(1,106,617)
Interest Expense	$(1,119,244)	$(36,191)	(5)	$(1,083,053)
Net Loss	$(15,448,897)	$(74,667)		$(15,374,230)

1)	Change in convertible notes payable represents a correction to notes previously issued and outstanding but underreported in the previously filed financial statements.
2)	Accrued interest adjustment reflects the impact of recording the corrected convertible note payable amount.
3)	Change in derivative liability reflects the impact of recording the corrected convertible note payable amount.
4)	Change in the fair value of derivative liability reflects the impact of revaluing the derivative liability following the correction to convertible notes payable.
5)	Change in interest expense reflects amount of derivative expense recorded on the correction of the convertible note payable.
6)	Change in accumulated deficit reflects the aggregate impact of the adjustments to the company’s profit and loss for the periods presented.